Convertible Notes and Note Payable (Details) - Schedule of convertible notes, current portion - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Convertible Notes and Note Payable (Details) - Schedule of convertible notes, current portion [Line Items]
Convertible notes, current portion		$ 30,525
Unamortized loan discount		(657)
Total		29,868
Unamortized debt issuance cost recorded as an asset	$ 357	1,132
June 2020 Note [Member]
Convertible Notes and Note Payable (Details) - Schedule of convertible notes, current portion [Line Items]
Convertible notes, current portion		15,000
Unamortized loan discount		(657)
Total		14,343
Unamortized debt issuance cost recorded as an asset
June 2021 Note [Member]
Convertible Notes and Note Payable (Details) - Schedule of convertible notes, current portion [Line Items]
Convertible notes, current portion		15,525
Unamortized loan discount
Total		15,525
Unamortized debt issuance cost recorded as an asset		$ 1,132